Bank Credit Lines, Loan Facilities and Notes - Schedule of Principal payments (Details) - Senior Secured Term Loan - Senior Secured Term Loan - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Principal repayments	$ (7,440)	$ (7,441)	$ (2,014,882)	$ (275,000)	$ (250,000)	$ (300,000)	$ (150,000)	$ (250,000)
Total repayments	$ (2,304,763)				$ (950,000)